Deposits	6 Months Ended
Apr. 30, 2025
Text Block [Abstract]
Deposits

Note 6 Deposits

	As at
	April 30, 2025				October 31, 2024
(Millions of Canadian dollars)	Demand (1)	Notice (2)	Term (3)	Total	Demand (1)	Notice (2)	Term (3)	Total
Personal	$219,237	$55,622	$244,313	$519,172	$205,714	$62,845	$253,580	$522,139
Business and government	405,325	20,220	468,028	893,573	369,943	20,157	449,570	839,670
Bank	9,859	–	24,182	34,041	9,675	641	37,406	47,722
	$634,421	$75,842	$736,523	$1,446,786	$585,332	$83,643	$740,556	$1,409,531
Non-interest-bearing (4)
Canada	$153,998	$8,914	$226	$163,138	$144,712	$7,164	$203	$152,079
United States	35,619	–	–	35,619	38,520	–	–	38,520
Europe (5)	164	–	–	164	11	–	–	11
Other International	8,010	–	–	8,010	7,758	–	–	7,758
Interest-bearing (4)
Canada	377,070	16,939	578,646	972,655	355,221	14,468	594,066	963,755
United States	47,675	49,106	68,428	165,209	28,389	61,087	75,933	165,409
Europe (5)	6,029	779	65,797	72,605	5,013	851	53,295	59,159
Other International	5,856	104	23,426	29,386	5,708	73	17,059	22,840
	$634,421	$75,842	$736,523	$1,446,786	$585,332	$83,643	$740,556	$1,409,531

(1)	Demand deposits are deposits for which we do not have the right to require notice of withdrawal, which include both s avin gs and chequing accounts.
(2)	Notice deposits are deposits for which we can legally require notice of withdrawal. These deposits are primarily savings accounts.
(3)	Term deposits are deposits payable on a fixed date, and include term deposits, guaranteed investment certificates and similar instruments.
(4)	The geographical splits of the deposits are based on the point of origin of the deposits and where the revenue is recognized. As at April 30, 2025, deposits denominated in U.S. dollars, British pounds, Euro and other foreign currencies were $514 billion, $39 billion, $69 billion and $34 billion, respectively (October 31, 2024 – $511 billion, $34 billion, $53 billion and $29 billion, respectively).
(5)	Europe includes the United Kingdom and the Channel Islands.
Contractual maturities of term deposits
(1)

	As at
(Millions of Canadian dollars)	April 30 2025	October 31 2024
Within 1 year:

less than 3 months	$195,573	$207,698
3 to 6 months	105,964	94,585
6 to 12 months	163,152	173,603
1 to 2 years	87,172	79,777
2 to 3 years	60,082	61,175
3 to 4 years	39,147	45,767
4 to 5 years	16,770	20,692
Over 5 years	68,663	57,259
	$736,523	$740,556

(1)	The aggregate amount of term deposits in denominations of one hundred thousand dollars or more is $670 billion (October 31, 2024 – $670 billion).